Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$117,697,946.91	0.2789051	$93,997,607.74	0.2227431	$23,700,339.17
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$352,927,946.91	0.2371461	$329,227,607.74	0.2212209	$23,700,339.17

Weighted Avg. Coupon (WAC)	4.05%		4.08%
Weighted Avg. Remaining Maturity (WARM)	31.10		30.36
Pool Receivables Balance	$387,366,745.25		$363,392,034.35
Remaining Number of Receivables	41,772		38,760

Adjusted Pool Balance	$383,581,691.27		$359,881,352.10

III. COLLECTIONS

Principal:
Principal Collections	$23,358,342.08
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$493,543.76
Total Principal Collections	$23,851,885.84

Interest:
Interest Collections	$1,303,068.96
Late Fees & Other Charges	$49,471.01
Interest on Repurchase Principal	$-
Total Interest Collections	$1,352,539.97

Collection Account Interest	$203.81
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$25,204,662.17

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$25,204,662.17
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,204,662.17

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$322,805.62		$322,805.62	$322,805.62
Collection Account Interest					$203.81
Late Fees & Other Charges					$49,471.01
Total due to Servicer					$372,480.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$54,925.71		$54,925.71
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$156,925.71		$156,925.71	$156,925.71

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$24,599,419.77

7. Regular Principal Distribution Amount:					$23,700,339.17

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,700,339.17
Class A-4 Notes				$-
Class A Notes Total:		$23,700,339.17		$23,700,339.17
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$23,700,339.17		$23,700,339.17

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					899,080.60

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,785,053.98
Beginning Period Amount	$3,785,053.98
Current Period Amortization	$274,371.73
Ending Period Required Amount	$3,510,682.25
Ending Period Amount	$3,510,682.25
Next Distribution Date Amount	$3,255,260.72

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	7.99%	8.52%	8.52%

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	August 2015
Distribution Date	9/15/2015
Transaction Month	32
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.23%	38,074	97.65%	$354,863,538.35
30 - 60 Days	1.35%	523	1.79%	$6,497,598.20
61 - 90 Days	0.37%	144	0.50%	$1,816,812.96
91 + Days	0.05%	19	0.06%	$214,084.84
		38,760		$363,392,034.35
Total
Delinquent Receivables 61 + days past due	0.42%	163	0.56%	$2,030,897.80
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	123	0.41%	$1,577,417.08
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	131	0.42%	$1,745,110.73
Three-Month Average Delinquency Ratio	0.34%		0.46%

Repossession in Current Period		34		$487,220.38
Repossession Inventory		89		$310,724.49

Charge-Offs
Gross Principal of Charge-Off for Current Period				$616,368.82
Recoveries				$(493,543.76)
Net Charge-offs for Current Period				$122,825.06

Beginning Pool Balance for Current Period				$387,366,745.25

Net Loss Ratio				0.38%
Net Loss Ratio for 1st Preceding Collection Period				0.03%
Net Loss Ratio for 2nd Preceding Collection Period				0.86%
Three-Month Average Net Loss Ratio for Current Period				0.42%

Cumulative Net Losses for All Periods				$11,998,542.95
Cumulative Net Losses as a % of Initial Pool Balance				0.77%

Principal Balance of Extensions				$1,837,608.24
Number of Extensions				136